Acquisitions & Divestitures - (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Acquisitions
Restricted Cash	$ 307	$ 463
Acquisitions 2021, 2020, and 2019
Acquisitions
Percentage of business acquired (as a percent)	100.00%	100.00%	100.00%
2021 Acquisitions
Acquisitions
Number of acquisitions | item	15
Aggregate acquisitions cost	$ 3,342